Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Software	223,381	227,080	29,175
Domain Name	-	62,086	7,977
Internally developed software	70,655,285	72,911,336	9,367,664
Less: accumulated amortization	(52,091,503)	(58,904,560)	(7,568,071)
Less: impairment loss	-	(14,242,561)	(1,829,887)
	18,787,163	53,381	6,858

Schedule of expected amortization expense	Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2026	21,929	2,817
2027	21,929	2,817
2028	9,523	1,224
2029	-	-
Total	53,381	6,858